Leases - Summary of Supplemental Information Related to Operating Lease (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Supplemental Information Related To Operating Leases [Abstract]
Operating lease right-of-use assets	¥ 1,464,791	$ 200,676	¥ 1,262,134
Operating lease liabilities, current	640,245	87,713	653,529
Operating lease liabilities, non-current	780,036	106,864	568,039
Total operating lease liabilities	¥ 1,420,281	$ 194,577	¥ 1,221,568
Weighted average remaining lease term	3 years 1 month 2 days	3 years 1 month 2 days	2 years 6 months 21 days
Weighted average discount rate	8.70%	8.70%	8.10%